Investment Objectives and Goals - Militia Long/Short Equity ETF	Aug. 12, 2025
Prospectus [Line Items]
Risk/Return [Heading]	MILITIA LONG/SHORT EQUITY ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Militia Long/Short Equity ETF (the “Fund”) seeks capital appreciation.